INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Disclosure Text Block [Abstract]
Intangible Assets Disclosure [Text Block]
8.   INTANGIBLE ASSETS

The Company acquired certain intangible assets pursuant to the acquisition of The Fresh Diet, Artisan and OFB, and the acquisition of certain assets of The Haley Group, LLC (see note 3). The following is the net book value of these assets:

	March 31, 2015
		Accumulated
	Gross	Amortization	Net
Trade Name	$2,121,271	$-	$2,121,271
Non-Compete Agreement	244,000	(167,750)	76,250
Customer Relationships	3,830,994	(748,256)	3,082,738
Goodwill	16,765,413	-	16,765,413
Total	$22,961,678	$(916,006)	$22,045,672

	December 31, 2014
		Accumulated
	Gross	Amortization	Net
Trade Name	$2,121,271	$-	$2,121,271
Non-Compete Agreement	244,000	(152,500)	91,500
Customer Relationships	3,830,994	(552,717)	3,278,277
Goodwill	18,119,501	-	18,119,501
Total	$24,315,766	$(705,217)	$23,610,549

Total amortization expense charged to operations for the three months ended March 31, 2015 and 2014 was $210,789 and $45,970, respectively.

The trade names are not considered finite-lived assets, and are not being amortized.  The non-compete agreements are being amortized over a period of 48 months.  The customer relationships acquired in the Artisan, Haley, OFB and The Fresh Diet transactions are being amortized over periods of 60, 36, 60 and 60 months, respectively.

During the three months ended March 31, 2015, the Company paid the amount of $3,000,000 in cash to certain former shareholders of The Fresh Diet, and cancelled 3,110,063 shares of common stock with a value of $4,354,088; these shares were originally intended to be issued  in the acquisition of The Fresh Diet. This resulted in a decrease in the value of The Fresh Diet acquisition in the net amount of $1,354,088; this amount was credited to goodwill during the three months ended March 31, 2015,

As detailed in ASC 350, the Company tests for goodwill impairment in the fourth quarter of each year and whenever events or changes in circumstances indicate that the carrying amount of the asset exceeds its fair value and may not be recoverable.  As detailed in ASC 350-20-35-3A, in performing its testing for goodwill impairment, management has completed a qualitative analysis to determine whether it was more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. To complete this review, management followed the steps in ASC 350-20-35-3C to evaluate the fair value of goodwill and considered all known events and circumstances that might trigger an impairment of goodwill. The analysis completed in 2014  determined that there was no impairment to goodwill assets.

7. INTANGIBLE ASSETS

The Company acquired certain  intangible assets pursuant to the acquisition of The Fresh Diet, Artisan, OFB, and the acquisition of certain assets of Haley (see note 2).  The following is the net book value of these assets:

	December 31, 2014
		Accumulated
	Gross	Amortization	Net
Trade Name	$2,121,271	$-	$2,121,271
Non-Compete Agreement	244,000	(152,500)	91,500
Customer Relationships	3,830,994	(552,717)	3,278,277
Goodwill	18,119,501	-	18,119,501
Total	$24,315,766	$(705,217)	$23,610,549

	December 31, 2013
		Accumulated
	Gross	Amortization	Net

Trade Name	$217,000	$-	$217,000
Non-Compete Agreement	244,000	(91,500)	152,500
Customer Relationships	534,645	(167,703)	366,942
Goodwill	151,000	-	151,000
	$1,146,645	$(259,203)	$887,442

Total amortization expense charged to operations for the year ended December 31, 2014 and 2013 was $446,014 and $183,880, respectively.

Amortization of finite life  intangible assets as of December 31, 2014 is as follows:

2015	$839,828
2016	772,770
2017	700,770
2018	659,270
2019 and thereafter	397,139
Total	$3,369,777

The trade names are not considered finite-lived assets, and are not being amortized.  The non-compete agreement is being amortized over a period of 48 months.  The customer relationships acquired in the Artisan, Haley, and The Fresh Diet transactions are being amortized over periods of 60, 36, 60 and 60 months, respectively.

As detailed in ASC 350, the Company tests for goodwill impairment in the fourth quarter of each year and whenever events or changes in circumstances indicate that the carrying amount of the asset exceeds its fair value and may not be recoverable.  As detailed in ASC 350-20-35-3A, in performing its testing for goodwill impairment, management has completed a qualitative analysis to determine whether it was more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. To complete this review, management followed the steps in ASC 350-20-35-3C to evaluate the fair value of goodwill and considered all known events and circumstances that might trigger an impairment of goodwill. The analysis completed in 2014 and 2013 determined that there was no impairment to goodwill assets.